S000031370 [Member] Expense Example, No Redemption - Columbia Seligman Technology and Information Fund	May 31, 2025 USD ($)
Columbia Seligman Technology and Information Fund Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
Columbia Seligman Technology and Information Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
Columbia Seligman Technology and Information Fund Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	1,120
Columbia Seligman Technology and Information Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	686
Expense Example, No Redemption, 3 Years	922
Expense Example, No Redemption, 5 Years	1,177
Expense Example, No Redemption, 10 Years	1,903
Columbia Seligman Technology and Information Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	2,038
Columbia Seligman Technology and Information Fund Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	144
Expense Example, No Redemption, 3 Years	446
Expense Example, No Redemption, 5 Years	771
Expense Example, No Redemption, 10 Years	1,691
Columbia Seligman Technology and Information Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	$ 1,073